PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

24.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2018	2019
	US$	US$

ASSETS
Cash and cash equivalents	2,529	13,734
Short-term investments	—	1,384
Prepayments and other current assets	98	39
Amounts due from subsidiaries	17,056	—

Total current assets	19,683	15,157

Non-current assets:
Restricted cash, non-current portion	1,001	1,106
Long-term investments	30,733	49,006
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	869,895	898,766

Total non-current assets	901,629	948,878

Total assets	921,312	964,035

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans and current portion of long-term loans	26,808	4,003
Short term bond payable	—	102,779
Accrued expenses and other liabilities	2,575	5,045
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	5,722	29,843
Total current liabilities	35,105	141,670
Non-current liabilities:
Long-term loans, less current portion	37,266	63,677
Convertible senior notes	254,435	168,929
Total non-current liabilities	291,701	232,606

Total liabilities	326,806	374,276

Commitments and contingencies	—	—

Shareholders’ equity:

Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 72,069,645 and 71,775,686 shares issued as of December 31, 2018 and 2019; 65,004,587 and 65,403,527 shares outstanding as of December 31, 2018 and 2019	9,286	9,244
Class B ordinary shares, par value HK$1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, 24,336,650 shares and 24,336,650 shares issued and outstanding as at December 31, 2018 and December 31, 2019, respectively	3,124	3,124
Additional paid-in capital	517,802	528,620
Accumulated other comprehensive loss	(75,837)	(98,371)
Retained earnings	276,746	270,358
Treasury share (7,065,058 and 6,372,159 shares as of December 31, 2018 and 2019, respectively.)	(136,615)	(123,216)

Total shareholders’ equity	594,506	589,759

Total liabilities and shareholders’ equity	921,312	964,035

24.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

Condensed statements of comprehensive income (loss)

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
General and administrative expenses	(998)	(9,348)	(26,317)
Operating loss	(998)	(9,348)	(26,317)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	27,339	(85,190)	34,397
Foreign exchange gain (loss)	211	7	(3,998)
Interest income	196	73	65
Interest expenses	(7,233)	(7,700)	(8,978)
Change in fair value of securities	2,736	(14,904)	(6,043)
Investment income, net	2,221	2,151	625
Impairment on investments	(2,768)	—	—
Income (loss) before income taxes	21,704	(114,911)	(10,249)
Income tax expenses	—	—	—
Net income (loss)	21,704	(114,911)	(10,249)
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	56,571	(46,648)	(26,703)
Unrealized gain on available-for-sale securities	14,575	1,493	861
Amounts reclassified from accumulated other comprehensive income	(2,736)	(1,493)	(861)
Other comprehensive income recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	198,263	—	—
Gain (loss) on intra- entity foreign transactions of long-term-investment nature	—	—	497
Separation of real estate information, analytics and marketplace services business	1,872	(3,034)	3,672

Other comprehensive income (loss), before tax	268,545	(49,682)	(22,534)
Income tax expense related to components of other comprehensive income	(49,566)	—	—

Other comprehensive income (loss), net of tax	218,979	(49,682)	(22,534)
Comprehensive income (loss)	240,683	(164,593)	(32,783)

Condensed statements of cash flows

	2017	2018	2019
	US$	US$	US$

Net cash provided by (used in) operating activities	(67,381)	(3,302)	9,859
Net cash provided by (used in) investing activities	13,931	8,272	(25,362)
Net cash provided by (used in) financing activities	(31,179)	(13,241)	26,241
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	—	—	572
Net increase (decrease) in cash, cash equivalents and restricted cash	(22,271)	(8,271)	11,310
Cash and cash equivalents and restricted cash at beginning of year	34,072	11,801	3,530
Cash and cash equivalents and restricted cash at end of year	11,801	3,530	14,840

24.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities’ subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries’ profit or loss as “Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries” on the condensed statements of comprehensive income (loss). The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.